Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total long-term debt	$ 3,501	$ 3,993
Less due within one year	654	455
Total long term non current debt	2,847	3,538
Three Point Six Two Five Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	749	748
Four Point One Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	647	647
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	588	625
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	640	681
Three Point One Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	0	336
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	114	187
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	8	8
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	11	19
Two Point Four Five Zero Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 744	$ 742